10-Q REVENUES - Contract Balances (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities, deposits on pending settlements	$ 667,500	$ 507,000	$ 0	$ 0